N-4	May 08, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	May 08, 2024
Amendment Flag	false
Fees and Expenses [Text Block]

Effective May 1, 2024, the ANNUAL FEES table under IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT will be deleted and replaced with the following:

ANNUAL FEES	MINIMUM	MAXIMUM
1. Base Contract	0.45%[1]	0.45%[1]
2. Investment Options (Fund fees and expenses)	0.03%[2]	1.96%[2]
3. Optional Benefits (for a single optional benefit, if elected)	0.15%[3]	1.35%[3]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.
Lowest Annual Cost: $457.97	Highest Annual Cost: $3,337.47

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee.

[2]	As a percentage of Fund net assets.

[3]	As a percentage of the Protected Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

Ongoing Fees and Expenses [Table Text Block]

Effective May 1, 2024, the ANNUAL FEES table under IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT will be deleted and replaced with the following:

ANNUAL FEES	MINIMUM	MAXIMUM
1. Base Contract	0.45%[1]	0.45%[1]
2. Investment Options (Fund fees and expenses)	0.03%[2]	1.96%[2]
3. Optional Benefits (for a single optional benefit, if elected)	0.15%[3]	1.35%[3]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.
Lowest Annual Cost: $457.97	Highest Annual Cost: $3,337.47

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee.

[2]	As a percentage of Fund net assets.

[3]	As a percentage of the Protected Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.45%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.45%	[1]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.03%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.96%	[2]
Investment Options Footnotes [Text Block]	As a percentage of Fund net assets.
Optional Benefits Minimum [Percent]	0.15%	[3]
Optional Benefits Maximum [Percent]	1.35%	[3]
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $457.97Highest Annual Cost: $3,337.47
Lowest Annual Cost [Dollars]	$ 457.97
Highest Annual Cost [Dollars]	$ 3,337.47
Item 4. Fee Table [Text Block]

Effective May 1, 2024, the Minimum and Maximum operating expense under Annual Fund Expenses and associated Examples will be deleted and replaced with the following:

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.03%	1.96%

Examples

●	If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:

1 Year	3 Years	5 Years	10 Years
$5,341	$16,408	$27,963	$58,767

Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.03%	1.96%

Portfolio Company Expenses Minimum [Percent]	0.03%
Portfolio Company Expenses Maximum [Percent]	1.96%
Surrender Example [Table Text Block]	If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:
1 Year	3 Years	5 Years	10 Years
$5,341	$16,408	$27,963	$58,767

Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,341
Surrender Expense, 3 Years, Maximum [Dollars]	16,408
Surrender Expense, 5 Years, Maximum [Dollars]	27,963
Surrender Expense, 10 Years, Maximum [Dollars]	$ 58,767
Annuitize Example [Table Text Block]	If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:
1 Year	3 Years	5 Years	10 Years
$5,341	$16,408	$27,963	$58,767

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 5,341
Annuitized Expense, 3 Years, Maximum [Dollars]	16,408
Annuitized Expense, 5 Years, Maximum [Dollars]	27,963
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 58,767
No Surrender Example [Table Text Block]	If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:
1 Year	3 Years	5 Years	10 Years
$5,341	$16,408	$27,963	$58,767

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,341
No Surrender Expense, 3 Years, Maximum [Dollars]	$ 16,408
Item 17. Portfolio Companies (N-4) [Text Block]

Effective May 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
BlackRock High Yield V.I. Fund Class I; BlackRock Advisors, LLC	0.57%[1]
BlackRock Total Return V.I. Fund Class I; BlackRock Advisors, LLC	0.48%[1]

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Effective May 1, 2024, the underlying fund options below, should be incorporated into the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses
			1 Year	5 Year	10 Year
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. Nasdaq 100 Buffer Fund - June Series I; Invesco Advisers, Inc.	0.71%[1]	37.24%	N/A	N/A
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. Nasdaq 100 Buffer Fund - March Series I; Invesco Advisers, Inc.	0.71%[1]	36.49%	N/A	N/A

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Prospectuses Available [Text Block]

Effective May 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Effective May 1, 2024, the underlying fund options below, should be incorporated into the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT:

Portfolio Companies [Table Text Block]
Fund; Advisor (Subadvisor)	Current Expenses
BlackRock High Yield V.I. Fund Class I; BlackRock Advisors, LLC	0.57%[1]
BlackRock Total Return V.I. Fund Class I; BlackRock Advisors, LLC	0.48%[1]
Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses
			1 Year	5 Year	10 Year
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. Nasdaq 100 Buffer Fund - June Series I; Invesco Advisers, Inc.	0.71%[1]	37.24%	N/A	N/A
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. Nasdaq 100 Buffer Fund - March Series I; Invesco Advisers, Inc.	0.71%[1]	36.49%	N/A	N/A

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
BlackRock High Yield V.I. Fund Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock High Yield V.I. Fund Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.57%	[4]
BlackRock S&P 500 Index V.I. Fund Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Total Return V.I. Fund Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.48%	[4]
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.
Portfolio Company Name [Text Block]	Invesco® V.I. Nasdaq 100 Buffer Fund - June Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.71%	[5]
Average Annual Total Returns, 1 Year [Percent]	37.24%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.
Portfolio Company Name [Text Block]	Invesco® V.I. Nasdaq 100 Buffer Fund - March Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.71%	[5]
Average Annual Total Returns, 1 Year [Percent]	36.49%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Rate Sheet Prospectus [Member]
Prospectus:
Fees and Expenses [Text Block]
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.
	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.45%[1]	0.45%[1]
	2. Investment Options (Fund fees and expenses)	0.03%[2]	1.96%[2]
	3. Optional Benefits (for a single optional benefit, if elected)	0.15%[3]	1.35% [3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $457.97	Highest Annual Cost: $3,337.47

Assumes:

●          Investment of $100,000

●          5% annual appreciation

●          Least expensive combination of base Contract and Fund fees and expenses

●          No optional benefits

●          No sales charges or advisory fees

●          No additional purchase payments, transfers, or withdrawals

Assumes:

●          Investment of $100,000

●          5% annual appreciation

●          Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●          No sales charges or advisory fees

●          No additional purchase payments, transfers, or withdrawals

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee.

[2]	As a percentage of Fund net assets.

[3]	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.
	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.45%[1]	0.45%[1]
	2. Investment Options (Fund fees and expenses)	0.03%[2]	1.96%[2]
	3. Optional Benefits (for a single optional benefit, if elected)	0.15%[3]	1.35% [3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $457.97	Highest Annual Cost: $3,337.47

Assumes:

●          Investment of $100,000

●          5% annual appreciation

●          Least expensive combination of base Contract and Fund fees and expenses

●          No optional benefits

●          No sales charges or advisory fees

●          No additional purchase payments, transfers, or withdrawals

Assumes:

●          Investment of $100,000

●          5% annual appreciation

●          Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●          No sales charges or advisory fees

●          No additional purchase payments, transfers, or withdrawals

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee.

[2]	As a percentage of Fund net assets.

[3]	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.45%	[6]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.45%	[6]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.03%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.96%	[2]
Investment Options Footnotes [Text Block]	As a percentage of Fund net assets.
Optional Benefits Minimum [Percent]	0.15%	[7]
Optional Benefits Maximum [Percent]	1.35%	[7]
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost: $457.97	Highest Annual Cost: $3,337.47

Assumes:

●          Investment of $100,000

●          5% annual appreciation

●          Least expensive combination of base Contract and Fund fees and expenses

●          No optional benefits

●          No sales charges or advisory fees

●          No additional purchase payments, transfers, or withdrawals

Assumes:

●          Investment of $100,000

●          5% annual appreciation

●          Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●          No sales charges or advisory fees

●          No additional purchase payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 457.97
Highest Annual Cost [Dollars]	$ 3,337.47

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee.
[2]	As a percentage of Fund net assets.
[3]	As a percentage of the Protected Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).
[4]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
[5]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
[6]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee.
[7]	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).